CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Interest income
Loans, including fees	$ 10,697	$ 8,464
Interest on investment securities:
Taxable interest	5,060	5,137
Tax-exempt interest	3,174	2,084
Federal funds sold/securities purchased under agreements to resell	164	106
Interest earning deposits	622	764
Total interest income	19,717	16,555
Interest expense
Deposits	3,099	2,777
Securities sold under agreements to repurchase	9	12
Subordinated debenture	95	115
Total interest expense	3,203	2,904
Net interest income	16,514	13,651
Provision for loan and lease losses	665	1,275
Net interest income after provision for loan and lease losses	15,849	12,376
Non-interest income
Service fees on deposit accounts	1,760	1,210
Card payment and ACH processing fees	1,253	1,303
Prepaid card fees	13,132	13,468
Gain on sale of loans	1,676	5,484
Gain on sale of investment securities	80	241
Leasing income	519	381
Debit card income	460	426
Affinity fees	412	534
Other	1,485	631
Total non-interest income	20,777	23,678
Non-interest expense
Salaries and employee benefits	15,525	15,145
Depreciation and amortization	1,202	1,050
Rent and related occupancy cost	1,385	1,027
Data processing expense	3,228	3,255
Printing and supplies	615	556
Audit expense	426	376
Legal expense	1,405	630
Amortization of intangible assets	297	304
FDIC insurance	2,853	1,689
Software	1,350	1,168
Insurance	458	451
Telecom and IT network communications	550	521
Securitization and servicing expense	479	578
Consulting	1,488	696
Bank Secrecy Act and lookback consulting expenses	5,744
Other	3,855	3,759
Total non-interest expense	40,860	31,205
Income (loss) from continuing operations before income taxes	(4,234)	4,849
Income tax benefit (provision)	(2,427)	1,623
Net income (loss) from continuing operations	(1,807)	3,226
Income (loss) from discontinued operations	3,099	(2,475)
Income tax provision (benefit)	1,078	(876)
Income (loss) from discontinued operations, net of tax	2,021	(1,599)
Net income available to common shareholders	$ 214	$ 1,627
Net income (loss) per share from continuing operations - basic	$ (0.05)	$ 0.08
Net income (loss) per share from discontinued operations - basic	0.05	(0.04)
Net income per share - basic (in dollars per share)		0.04
Net income (loss) per share from continuing operations - diluted	(0.05)	0.08
Net income (loss) per share from discontinued operations - diluted	$ 0.05	(0.04)
Net income per share - diluted (in dollars per share)		$ 0.04